Prepaid Expenses - Schedule of Estimated Aggregate Expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses [Abstract]
2027	$ 588,514
2028	250,000
2029	187,500
Total	$ 1,026,014	$ 833,627